Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss) income	$ (1,103)	$ 26,712	$ (333,407)
Adjustment to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	146,996	166,396	165,408
Amortization of other non-current assets	91	337	957
Amortization of intangible assets	732	937	1,075
Loss on extinguishment of debt, net	0	0	2,030
Interest expense added to long-term debt	0	0	18,601
Amortization of long-term debt reduction	0	0	(1,532)
(Gain) loss related to casualty disasters	3,051	1,824	(5,591)
Write off of deferred costs	0	18	0
Amortization of leasehold interests	(647)	(691)	(596)
Amortization of deferred costs	5,708	5,559	8,173
Impairment loss	104,258	50,121	5,308
(Gain) loss on sale or retirement of assets	(4,908)	4,533	177
Equity based compensation	14,171	21,603	57,983
Deferred taxes	(11,800)	16,898	22,980
Recognition of net deferred tax liabilities upon C-corporation conversion	0	0	321,054
Provision for doubtful accounts	1,470	2,198	1,904
Changes in assets and liabilities:
Accounts receivable	(8,762)	(105)	(2,364)
Other current assets	2,123	(484)	914
Receivables from affiliates	0	0	276
Other non-current assets	537	(1,410)	(510)
Accounts payable	2,321	272	(9,494)
Accrued payroll and employee benefits	7,549	(4,278)	8,894
Accrued real estate taxes	(305)	1,135	993
Accrued expenses and other liabilities	1,446	(8,035)	15,693
Other long-term liabilities	1,445	1,039	622
Net cash provided by operating activities	264,373	284,579	279,548
Cash flows from investing activities:
Acquisitions, net of cash acquired	0	0	(77,667)
Capital expenditures	(143,752)	(91,970)	(71,475)
Decrease in restricted cash	0	0	103,026
Decrease in investments	0	0	67
Insurance proceeds on casualty disasters	3,722	4,883	1,631
Proceeds from sale of assets	71,136	37,576	7,053
Payment of franchise incentives	(1,938)	(30)	(400)
Decrease in other non-current assets	0	1,125	315
Net cash used in investing activities	(70,832)	(48,416)	(37,450)
Cash flows from financing activities:
Proceeds from long-term debt	0	0	2,100,000
Repayment of long-term debt	(17,514)	(152,622)	(2,941,302)
Payment of deferred costs	0	0	(27,255)
Payment of original issue discount	0	0	(10,500)
Proceeds from issuance of common stock, net	0	0	697,978
Purchase of treasury stock	(101,824)	(106,167)	(1,533)
Distributions to members	0	0	(106)
Distributions to noncontrolling interests	(316)	(522)	(4,451)
Capital contributions	0	0	21,516
Net cash used in financing activities	(119,654)	(259,311)	(165,653)
Increase (decrease) in cash and cash equivalents	73,887	(23,148)	76,445
Cash and cash equivalents at the beginning of the year	86,709	109,857	33,412
Cash and cash equivalents at the end of the year	160,596	86,709	109,857
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid during the year	76,634	83,468	101,708
Income taxes paid during the year, net of refunds	9,856	12,357	4,156
SUPPLEMENTAL NON-CASH DISCLOSURE:
Capital expenditures included in accounts payable	5,646	2,836	760
Deferred cost included in proceeds from issuance of common stock	0	0	4,757
Cash flow hedge adjustment, net of tax	1,064	(4,309)	(3,127)
Receivable for capital assets damaged by casualty disasters	$ 4,127	$ 4,625	$ 7,554